Business Segments, Geographic and Customer Information	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Business Segments, Geographic and Customer Information
11.	Business Segments, Geographic and Customer Information

The Company identifies its segments using the “management approach,” which designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the company’s reportable segments. The Company has four reportable segments: Seating, Finishing, Acoustics and Components.

Net sales information relating to the Company’s reportable segments is as follows for the three and six months ended June 28, 2013 and June 27, 2014 (in thousands):

	Three Months Ended		Six Months Ended
	June 28, 2013	June 27, 2014	June 28, 2013	June 27, 2014
Net sales
Seating	$ 44,476	$ 52,587	$ 97,413	$ 104,878
Finishing	46,702	50,109	91,763	96,692
Acoustics	53,903	56,923	102,306	109,930
Components	31,115	30,996	64,383	65,651

	$ 176,196	$ 190,615	$ 355,865	$ 377,151

The Company uses “Adjusted EBITDA” as the primary measure of profit or loss for the purposes of assessing the operating performance of its segments. The Company defines EBITDA as net income (loss) before interest expense, provision (benefit) for income taxes, depreciation and amortization and (gain)/loss on disposal of property, plant and equipment. The Company defines Adjusted EBITDA as EBITDA, excluding the impact of non-cash or non-operational losses or gains, including long-lived asset impairment charges, integration and other operational restructuring charges, transactional legal fees, other professional fees and special employee bonuses, Newcomerstown fire losses and gains, multiemployer pension plan withdrawal expense (gain), purchase accounting adjustments and Management Services Agreement fees and expenses.

Management believes that Adjusted EBITDA provides a clear picture of the Company’s operating results by eliminating expenses and income that are not reflective of the underlying business performance. Certain corporate-level administrative expenses such as payroll and benefits, incentive compensation, travel, marketing, accounting, auditing and legal fees and certain other expenses are kept within its corporate results and not allocated to its business segments. Adjusted EBITDA is used to facilitate a comparison of the Company’s operating performance on a consistent basis from period to period and to analyze the factors and trends affecting its segments. The Company’s internal plans, budgets and forecasts use Adjusted EBITDA as a key metric. In addition, this measure is used to evaluate its operating performance and segment operating performance and to determine the level of incentive compensation paid to its employees.

As the Company uses Adjusted EBITDA as its primary measure of segment performance, US GAAP rules on segment reporting require the Company to include this measure in its discussion of segment operating results. The Company must also reconcile Adjusted EBITDA to operating results presented on a US GAAP basis.

Adjusted EBITDA information relating to the Company’s reportable segments is presented below followed by a reconciliation of total segment Adjusted EBITDA to consolidated income before taxes for the three and six months ended June 28, 2013 and June 27, 2014 (in thousands):

	Three Months Ended		Six Months Ended
	June 28, 2013	June 27, 2014	June 28, 2013	June 27, 2014
Segment Adjusted EBITDA
Seating	$7,368	$9,557	$16,687	$17,668
Finishing	4,622	7,529	9,038	13,532
Acoustics	7,292	5,237	12,437	9,676
Components	5,563	4,474	10,958	11,013

	$24,845	$26,797	$49,120	$51,889

Total segment Adjusted EBITDA	$24,845	$26,797	$49,120	$51,889
Interest expense, including intercompany	(660)	(678)	(1,383)	(1,269)
Depreciation and amortization	(6,328)	(6,500)	(13,017)	(12,796)
(Loss) on disposal of property, plant and equipment - net	(35)	(214)	-	(336)
Restructuring	(100)	(1,907)	(172)	(2,554)
Transaction-related expenses	-	(242)		(242)
Integration and other restructuring costs	-	(1,927)	-	(2,575)
Newcomerstown fire gain	4,635	-	4,843	-
Multiemployer pension plan withdrawal (loss) gain	696	-	696	-
Gain from sale of joint ventures	-	-	-	3,508

Total segment income before income taxes	23,053	15,329	40,087	35,625

Corporate general and administrative expenses	(3,048)	(3,438)	(6,876)	(7,032)
Corporate interest expense, including intercompany	(2,919)	(3,046)	(11,976)	(5,950)
Corporate depreciation	(31)	(29)	(62)	(57)
Corporate transaction-related expenses	(998)	(2,991)	(1,015)	(4,532)
Corporate loss on disposal of property, plant and equipment	-	-	(40)	(2)

Consolidated income before taxes	$16,057	$5,825	$20,118	$18,052

Assets held by reportable segment as of December 31, 2013 and June 27, 2014 were as follows (in thousands):

	December 31, 2013	June 27, 2014
Assets
Seating	$93,238	$98,916
Finishing	136,371	144,403
Acoustics	106,031	119,499
Components	93,112	96,313

Total segments	428,752	459,131
Corporate and eliminations	(5,735)	(8,223)

Consolidated	$423,017	$450,908

16.	Business Segments, Geographic and Customer Information

The Company identifies its segments using the “management approach,” which designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments.

The Company is a global manufacturer of a broad range of industrial products and is organized into four reportable segments: Seating, Acoustics, Finishing and Components. The Seating segment is the leading producer of seating for the motorcycle and off-road vehicle sectors, and the leading supplier of static seats to the commercial and residential lawn/turf sector. Industry segments served also include construction equipment, agricultural equipment, utility vehicles, material handling, and mobility. The Acoustics segment is the largest global supplier of non-woven acoustical and thermal fiber insulation for the automotive and transportation sectors. The Finishing segment is the leading global manufacturer of industrial consumables, including brushes, buffing wheels, and buffing compounds. Industry segments served include aerospace, engineering, plastic, finishing, building, leisure, steel, hardware, welding and naval, among others. The Components segment manufactures precision components, expanded and perforated metal, and slip-resistant walking surfaces. These products are used by the rail, industrial, energy, and lawn/turf sectors.

The Company uses “Adjusted EBITDA” as the primary measure of profit or loss for purposes of assessing the operating performance of its segments. The Company defines EBITDA as net income (loss) before interest expense, provision (benefit) for income taxes, depreciation and amortization and (gain)/loss on disposal of property, plant and equipment. The Company defines Adjusted EBITDA as EBITDA, excluding the impact of operational restructuring charges and non-cash or non-operational losses or gains, including long-lived asset impairment charges, transactional legal fees, other professional fees and special employee bonuses, Newcomerstown fire losses and gains, multiemployer pension plan withdrawal expense (gain), purchase accounting adjustments and Management Services Agreement fees and expenses.

Management believes that Adjusted EBITDA provides a clear picture of the Company’s operating results by eliminating expenses and income that are not reflective of the underlying business performance. Certain corporate-level administrative expenses such as payroll and benefits, incentive compensation, travel, marketing, accounting, auditing and legal fees and certain other expenses are kept within its corporate results and not allocated to its business segments. Adjusted EBITDA is used to facilitate a comparison of the Company’s operating performance on a consistent basis from period to period and to analyze the factors and trends affecting its segments. The Company’s internal plans, budgets and forecasts use Adjusted EBITDA as a key metric. In addition, this measure is used to evaluate its operating performance and segment operating performance and to determine the level of incentive compensation paid to its employees.

As the Company uses Adjusted EBITDA as its primary measure of segment performance, US GAAP rules on segment reporting require the Company to include this measure in its discussion of its segments. The Company must also reconcile Adjusted EBITDA to operating results presented on a US GAAP basis.

Sales and Adjusted EBITDA information relating to the Company’s reportable segments is as follows for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Net sales
Seating	$164,853	$162,519	$165,245
Acoustics	145,268	172,327	204,494
Finishing	190,715	184,308	180,406
Components	99,721	135,866	130,700

	$600,557	$655,020	$680,845

	2011	2012	2013
Segment Adjusted EBITDA
Seating	$24,366	$22,576	$25,601
Acoustics	9,120	13,405	23,426
Finishing	14,818	18,371	17,620
Components	18,559	25,081	22,898

	$66,863	$79,433	$89,545

The Company’s total segment Adjusted EBITDA differs from consolidated Adjusted EBITDA due to unallocated corporate expenses and other corporate activities.

A reconciliation from total segment Adjusted EBITDA to consolidated income before taxes for the years ended December 31, 2011, 2012 and 2013 is as follows (in thousands):

	2011	2012	2013
Total segment Adjusted EBITDA	$66,863	$79,433	$89,545
Interest expense, including intercompany	(3,079)	(3,524)	(2,696)
Depreciation and amortization	(20,024)	(23,991)	(26,882)
Impairment of long-lived assets	(1,288)	(544)	—
(Loss) gain on disposal of fixed assets—net	(103)	(472)	18
Restructuring	(710)	(1,631)	(2,950)
Other operational restructuring related costs	—	—	(1,039)
Transactional advisory, legal and other professional fees	(673)	—	—
Newcomerstown fire (loss) gain	(2,947)	1,367	18,834
Adjustment for non-discrete fire costs	—	(1,419)	1,419
Purchase accounting impact of inventory write-up	(443)	—	—
Multiemployer pension plan withdrawal (loss) gain	—	(3,395)	696
Gain on claim settlement	—	—	455

Total segment income before income taxes	37,596	45,824	77,400
Corporate general and administrative expenses	(10,085)	(11,068)	(16,882)
Corporate depreciation	(195)	(175)	(123)
Corporate (loss) gain on disposal of fixed assets—net	41	—	(40)
Corporate interest expense, including intercompany	(13,932)	(15,088)	(18,020)

Consolidated income before taxes	$13,425	$19,493	$42,335

Other financial information relating to the Company’s reportable segments is as follows at December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Depreciation and amortization
Seating	$8,731	$9,478	$9,228
Acoustics	3,501	3,706	4,950
Finishing	3,829	4,191	5,631
Components	3,963	6,616	7,073
General Corporate	195	175	123

	$20,219	$24,166	$27,005

	2011	2012	2013
Capital expenditures
Seating	$2,125	$2,468	$2,066
Acoustics	6,769	15,092	14,855
Finishing	5,625	4,990	5,824
Components	1,605	3,683	2,794
General Corporate	161	4	70

	$16,285	$26,237	$25,609

	2012	2013
Assets
Seating	$100,809	$93,238
Acoustics	91,109	106,031
Finishing	132,371	136,371
Components	93,540	93,112
General Corporate and Eliminations	13,525	(5,735)

	$431,354	$423,017

Net sales and long-lived asset information by geographic area as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 are as follows (in thousands):

	2011	2012	2013
Net sales by region
United States	$413,086	$477,262	$489,714
Europe	148,288	130,516	126,261
Mexico	23,468	33,602	51,542
Other	15,715	13,640	13,328

	$600,557	$655,020	$680,845

	2012	2013
Long-lived assets
United States	$130,459	$128,959
Europe	33,141	34,717
Mexico	9,492	9,668
Other	2,410	2,073

	$175,502	$175,417

Net sales attributed to geographic locations are based on the locations producing the external sales. Long-lived assets by geographic location consist of the net book values of property, plant and equipment and amortizable intangible assets.

Major customers

During the years ended December 31, 2011, 2012 and 2013 the Company had no individual customers that accounted for greater than 10% of consolidated net sales. The largest individual customer during each of the years ended December 31, 2011, 2012 and 2013 accounted for 7%, 6% and 7%, respectively. At December 31, 2012 and 2013, no customers accounted for greater than 10% of the consolidated accounts receivable balance.